Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The components of the denominator for the calculation of basic earnings per share and diluted earnings per share are as follows:

	For the year ended	Period from March 20, 2013 (date of inception) to
	December 31, 2014	December 31, 2013
Common shares outstanding basic:
Weighted average common shares outstanding basic	137,592,861	39,925,160
Common shares outstanding, diluted:
Weighted average common shares outstanding basic	137,592,861	39,925,160
Restricted stock awards	—	—
Weighted average common shares outstanding, diluted	137,592,861	39,925,160